43. Other disclosures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets [Member]
Equivalent value in Reais of assets and liabilities
Cash and reserves at the Central Bank of Brazil	R$ 15,835,124	R$ 15,359,225	R$ 6,947,282
Financial ssets/liabilities measured at fair value through profit or loss held for trading	27,012,315	3,349,879	1,211,296
Financial assets measured at fair value through other comprehensive income	17,062,156	20,386,034	7,049,727
Financial assets/liabilities measured at amortized cost	52,002,476	68,996,884	17,912,203
Total	111,912,071	108,092,022	33,120,508
Liabilities [Member]
Equivalent value in Reais of assets and liabilities
Cash and reserves at the Central Bank of Brazil	0	0	0
Financial ssets/liabilities measured at fair value through profit or loss held for trading	7,867,168	3,210,360	101,833
Financial assets measured at fair value through other comprehensive income	0	0	0
Financial assets/liabilities measured at amortized cost	118,142,613	44,140,284	35,567,194
Total	R$ 126,009,781	R$ 47,350,644	R$ 35,669,027